Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,176,351	$ 3,876,708	$ 18,447,053	$ 19,032,392	$ 8,608
Marketable securities	5,223,472	11,830,252
Accounts receivable, net	777,871	780,237		100,769
Inventory	17,607,749	18,734,294
Other current assets	2,983,941	2,948,717		20,859
Total current assets	30,769,384	38,170,208		19,154,020
Property, plant and equipment, net of accumulated depreciation	21,025,616	22,847,854		1,514
Goodwill	4,736,771	4,422,928
Intangibles, net	3,660,930	3,764,063
Other assets	955,769	617,795
Total assets	61,148,470	69,822,848		19,155,534
Current liabilities:
Accounts payable - trade	10,767,036	10,471,121		409,643
Accounts payable - related party		181,858		416,670
Line of credit payable	7,944,270	9,806,002		22,653
Accrued commissions	4,485,547	3,740,846
Deferred revenue	3,154,541	1,661,851		60,548
Current portion of long-term debt	711,398	1,128,674
Other current liabilities	5,621,187	7,881,994		18,375
Total current liabilities	32,683,979	34,872,346		927,889
Long-term debt	25,694,232	25,594,722		20,041,644
Other long-term liabilities	889,164	499,640
Total liabilities	59,267,375	60,966,708		20,969,533
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.001 per share, 500,000 authorized - 0 - issued and outstanding
Common stock, par value $0.0001 per share, 250,000,000 and 24,500,000 shares authorized; 24,356,989 and 24,385,617 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	2,439	2,436		48,771
Additional paid-in capital	15,098,690	14,408,770		2,738,274
Accumulated other comprehensive loss	(80,481)	(767,569)
Accumulated deficit	(19,767,575)	(13,085,777)		(4,554,712)
Total stockholders' equity (deficit) attributable to CVSL stockholders'	(4,746,927)	557,860		(1,813,999)
Stockholders' equity attributable to noncontrolling interest	6,628,022	8,298,280
Total stockholders' equity	1,881,095	8,856,140		(1,813,999)	(85,661)
Total liabilities and stockholders' equity	$ 61,148,470	$ 69,822,848		$ 19,155,534